GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	Years ended
	December 31,	December 31,
	2023	2022

Depreciation	$376	$214
Share-based compensation	3,214	3,009
Salaries, wages and benefits	4,131	3,923
Directors' DSU recovery	(1,327)	(885)
Direct general and administrative	5,969	4,352
	$12,363	$10,613